Class A Common Stock Subject to Possible Redemption (Details) - $ / shares	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Class A Common Stock Subject to Possible Redemption (Details) [Line Items]
Holders of entitled vote, description	Holders of the Company’s common stock are entitled to one vote for each share.
Class A Common Stock [Member]
Class A Common Stock Subject to Possible Redemption (Details) [Line Items]
Common stock shares outstanding
Common stock shares issued	23,000,000
Class A Common Stock [Member] | Common Stock [Member]
Class A Common Stock Subject to Possible Redemption (Details) [Line Items]
Common stock, shares authorized	380,000,000
Common stock, par value (in Dollars per share)	$ 0.0001
Common stock shares outstanding	23,000,000
Common stock shares issued	23,000,000